Major Class of Identifiable Acquired Intangible Assets and Estimated Period of Amortisation (Detail) - Jul. 01, 2023 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Finite-Lived Intangible Assets [Line Items]
Total	₨ 1,434,818.1	$ 17,216.4
Brand [Member] | Relief from royalty method [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	₨ 750,758.2	9,008.4
Valuation Methodology	Relief from royalty method
Investment management contract [Member] | Multi-period excess earnings method [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	₨ 369,785.6	4,437.1
Valuation Methodology	Multi-period excess earnings method
Value of business acquired [Member] | Refer below [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	₨ 221,738.5	2,660.6
Valuation Methodology	Refer below
Distribution network [Member] | Multi-period excess earnings method [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	₨ 59,543.2	714.5
Useful lives (in years)	17 years
Valuation Methodology	Multi-period excess earnings method
Customer relationship [Member] | Multi-period excess earnings method [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	₨ 29,874.9	358.4
Useful lives (in years)	17 years
Valuation Methodology	Multi-period excess earnings method
Transferable development rights [Member] | Comparison method [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	₨ 3,117.7	$ 37.4
Useful lives (in years)	8 years
Valuation Methodology	Comparison method